VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
Virtus Insight Tax-Exempt Money Market Fund
Investment Objective
The fund has an investment objective of providing as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND		Class A	Class I
Management Fees		0.12%	0.12%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%	none
Shareholder Servicing Fees		0.25%	0.05%
Remainder of Other Expenses		0.10%	0.10%
Total Other Expenses		0.35%	0.15%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.58%	0.28%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	59	186	324	726
Class I	29	90	157	356

Expense Example, No Redemption VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	59	186	324	726
Class I	29	90	157	356

Investments, Risks and Performance Principal Investment Strategies
The fund normally invests primarily in U.S. dollar-denominated municipal securities. Under normal circumstances, the fund invests at least 80% of its assets in high-quality short-term money market instruments that generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax.

Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
>	Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
>	Municipal Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.
>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.
>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.
>	Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter: Q2/2006: 0.93%	Worst Quarter: Q2/2011: 0.00%	Year-to-date (3/31/12): 0.00%

Average Annual Total Returns (for the periods ended 12/31/11)
Average Annual Total Returns VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND	1 Year	5 Years	10 Years
Class I	0.01%	1.23%	1.50%
Class A	0.01%	1.02%	1.23%

As of December 31, 2011, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 1-800-243-1574.